BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2018
Transmissora Sul Brasileira de Energia S.A.
BUSINESS COMBINATION
Schedule of measurement of the value of the minority interest was due to the proportion of participation in the Company's fair value

August 2018
TSBE
Fair value of interest before business combination (80%)	253,233
(+) Stock swap	56,375
(+) Advantageous purchase	6,932
Fair value at date of acquisition (100%)	316,540

Total investment value	316,540

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	19,315
Accounts receivable	7,025
Financial assets and concessions	575,135
Other accounts receivable	44,555
Loans and financing	(196,895)
Debentures	(114,335)
Others	(18,260)
Total identifiable net assets	316,540

Chui Holding, Santa Vitoria do Palmar and Livramento
BUSINESS COMBINATION
Schedule of measurement of the value of the minority interest was due to the proportion of participation in the Company's fair value

	12/28/2017
	Chuí	Santa Vitória	Livramento
	Holding	do Palmar	Holding
Fair value of interest before business combination	192,315	167,045	24,355
(+) Advances for capital increase	207,124	192,443	6,126
(+) Stock swap	(93,305)	182,079	1,717
(+) Advantageous purchase	—	33,335	—
Fair value at date of acquisition (78%)	306,134	574,902	32,197

Minority interest (22%)	86,345	162,152	9,081
Total investment value	392,479	737,053	41,279

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	61,103	145,618	4,319
Accounts receivable	10,892	31,515	1,809
Taxes recoverable	—	1,780	2,974
Other accounts receivables	595	954	80
Linked funds	255	61,634	3,028
Intangible assets	17,062	51,970	—
Fixed assets	664,997	1,662,943	151,221
Loans and financing	17,380	(943,751)	(42,059)
Accounts payable to suppliers	(327,528)	(35,708)	(7,233)
Debentures	—	(114,928)	—
Tax liabilities	(1,946)	(8,043)	(2,923)
Other accounts payable	(2,868)	(116,931)	(69,937)
Others	(47,463)	—	—
Total identifiable net assets	392,479	737,053	41,279